Tax - Disclosure of reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax from continuing operations	£ 5,943	£ 4,747	£ 4,223
Tax charge based on the applicable UK corporation tax rate of 25% (2024: 25%, 2023: 23.5%)	1,486	1,187	992
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.5% (2024: 23%, 2023: 23.6%))	(88)	(95)	3
Recurring items:
Non-creditable taxes including withholding taxes	134	95	124
Adjustments in respect of prior years	84	80	14
Changes in recognition of deferred tax and effect of unrecognised tax losses	49	69	(58)
Impact of UK bank levy being non-deductible	47	47	35
Non-deductible expenses	35	44	47
Non-taxable gains and income	(29)	(74)	(60)
Banking surcharge and other items	(110)	(32)	(74)
Tax relief on payments made under AT1 instruments	(189)	(189)	(174)
Tax relief on holdings of inflation-linked government bonds	(194)	(157)	(194)
Non-recurring items:
Non-deductible provisions for UK customer redress	47	22	7
Non-deductible provisions for investigations and litigation	10	2	0
Non-deductible impairments and losses on divestments	3	0	0
Tax charge	£ 1,285	£ 999	£ 662
UK Corporation tax rate	25.00%	25.00%	23.50%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	(1.50%)	(2.00%)	0.10%
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	2.30%	2.00%	3.00%
Adjustments in respect of prior years, percentage	1.50%	1.70%	0.30%
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	0.80%	1.50%	(1.40%)
Impact of UK bank levy being non-deductible, percentage	0.80%	1.00%	0.80%
Non-deductible expenses, percentage	0.60%	0.90%	1.10%
Non-taxable gains and income, percentage	(0.50%)	(1.60%)	(1.40%)
Banking surcharge and other items, percentage	(2.00%)	(0.70%)	(1.80%)
Tax relief on payments made under AT1 instruments, percentage	(3.20%)	(4.00%)	(4.10%)
Tax relief on holdings of inflation-linked government bonds, percentage	(0.033)	(0.033)	(0.046)
Non-recurring items, percentages
Non-deductible provisions for UK customer redress, percentage	0.80%	0.50%	0.20%
Non-deductible provisions for investigations and litigation, percentage	0.20%	0.00%	0.00%
Non-deductible impairments and losses on divestments, percentage	0.10%	0.00%	0.00%
Total tax charge, percentage	21.60%	21.00%	15.70%
UK banking surcharge rate (%)	3.00%	3.00%	3.00%
Weighted average
Non-recurring items:
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	23.50%	23.00%	23.60%